INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Inventory recognized as cost of sales	$ 41,208	$ 33,974
Inventories non-current	$ 1,580	$ 0